SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operation loss carryforwards	$ 6,571,913	$ 6,552,407	$ 6,440,981
Total deferred income tax asset	1,708,697	1,702,621	1,642,450
Less: valuation allowance	(1,708,697)	(1,702,621)	(1,642,450)
Total deferred income tax asset